Multi-Select Securities Fund for Puerto Rico Residents Large Cap Core Portfolio I

Schedule of Investments		(continued)	December 31, 2025 (Unaudited)
COMMON STOCKS - 73.87% of net assets applicable to common unitholders Shares		Issuer	Value
Liberia - 1.18% of net assets applicable to common unitholders
Water Transportation - 1.47% of total investments
322		Royal Caribbean Cruises LTD	$89,812

Total Liberia (cost $82,587)			$89,812

Luxembourg - 0.49% of net assets applicable to common unitholders
Business Services - 0.61% of total investments
64	A	Spotify Technology, S.A.	$37,165

Total Luxembourg (cost $37,810)			$37,165

United States - 78.74% of net assets applicable to common unitholders		(continued)
Business Services - 19.34% of total investments
977		Microsoft Corp.	$472,497
1,650		Alphabet, Inc. Class A	516,450
154	A	Palantir Technologies, Inc.	27,374
130		Salesforce, Inc.	34,438
54	A	United Rentals, Inc.	43,703
348	A	Take-Two Interactive Software, Inc.	89,098

Chemicals & Allied - 5.11% of total investments
159		Eli Lilly and Company	170,874
621		AbbVie, Inc.	141,892

Communications - 0.75% of total investments
227		T-Mobile US, Inc.	46,090

Depository Institutions - 8.30% of total investments
156		The Goldman Sachs Group, Inc.	137,124
799		JPMorgan Chase & Co.	257,454
2,065		Bank of America Corporation	113,575

Eating & Drinking Places - 1.29% of total investments
259		McDonald’s Corp.	79,158

Electronic & Equipment - 17.62% of total investments
657		Broadcom, Inc.	227,388
432		Micron Technology, Inc.	123,297
3,040		NVIDIA Corp.	566,960
521		GE Aerospace	160,484

Electric, Gas, and Sanitary Services - 2.46% of total investments
262		Constellation Energy Corp.	92,557
1,082		EQT Corp.	57,995

General Merchandise Store - 3.60% of total investments
98		Costco Wholesale Corporation	84,509
1,219		Walmart, Inc.	135,809

Holdging & Other Investment Offices - 2.54% of total investments
968	A	CBRE Group, Inc.	155,645

Industrial & Commercial Machinery & Computer Equipment - 11.95% of total investments
1,829		Apple, Inc.	497,232
319		Palo Alto Networks, Inc.	58,760
485		Lam Research Corporation	83,022
161		Caterpillar, Inc.	92,232

Insurance Carriers - 0.73% of total investments
135		UnitedHealth Group, Inc.	44,565

Measuring, Analytics, & Control Instruments - 1.40% of total investments
901	A	Boston Scientific Co.	85,910

Miscellaneous Retail - 5.17% of total investments
1,372	A	Amazon.com, Inc.	316,685

Miscellaneous Services - 3.98% of total investments
369		Meta Platforms, Inc.	243,573

Network Equipment - 0.74% of total investments
346		Arista Networks, Inc.	45,336

Non-Depository Institution - 1.50% of total investments
249		American Express Company	92,118

Petroleum Refining & Related Industries - 0.78% of total investments
397		Exxon Mobil Corp.	47,775

Multi-Select Securities Fund for Puerto Rico Residents Large Cap Core Portfolio I

Schedule of Investments			(concluded)	December 31, 2025 (Unaudited)

Shares		Issuer		Value
United States - 78.74% of net assets applicable to common unitholders		(concluded)
Security & Commodity Brokers, Dealers, Exchanges and Services - 3.77% of total investments
1,642		The Charles Schwab Corp.		$164,052
375		Morgan Stanley		66,574

Transportation Equipment - 4.81% of total investments
284	A	Tesla, Inc.		127,720
907		RTX Corporation		166,344

Wholesale Trade - 2.08% of total investments
155		McKesson Corp.		127,145

Total United States (cost $3,153,856)				$5,993,415

TOTAL COMMON STOCKS (cost $3,274,253)				$6,120,392

		Total investments (80.41% of net assets)		$6,120,392
		Other assets less liabilities (19.59% of net assets)		1,491,312

		Net assets applicable to common unitholders - 100%		$7,611,704

Open Futures	Issuer	Expiration Date	Underlying Notional Amount at Value	Unrealized Appreciation (Depreciation)
Futures Contracts
2 Equity Index Contracts	E-Mini S&P 500 Index	03/20/26	$689,575	$4,180

	The underlying notional amount at value of open long futures contracts is 9.06% of net assets applicable to common unitholders.

A	Non-dividend producing security.